PROPERTY, PLANT AND EQUIPMENT - Disclosure Of Depreciation, Depletion And Amortization On Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, depletion and amortization	$ 4,528	$ 0
Depletion, depreciation and amortization	6,177	6,358
Depreciation, property, plant and equipment before inventory movement	6,389	2,052
Inventory write-down	(212)	4,306
Recorded in exploration, evaluation and pre-development
Disclosure of detailed information about property, plant and equipment [line items]
Depletion, depreciation and amortization	484	198
Recorded in general and administrative
Disclosure of detailed information about property, plant and equipment [line items]
Depletion, depreciation and amortization	346	163
Recorded in property maintenance
Disclosure of detailed information about property, plant and equipment [line items]
Depletion, depreciation and amortization	816	0
Depreciation, depletion and amortization capitalized into properties
Disclosure of detailed information about property, plant and equipment [line items]
Depletion, depreciation and amortization	215	0
Depreciation, depletion and amortization in discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Depletion, depreciation and amortization	$ 0	$ 1,691